KRANE SHARES TRUST

KFA Value Line® Dynamic Core Equity Index ETF
(the “Fund”)

Supplement dated December 31, 2020 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated November 19, 2020.

1.	All references to the Value Line® Dynamic Core Equity Index are replaced with 3D/L Value Line® Dynamic Core Equity Index.

2.	All references to Lee Capital Management, LP, LCM, and Lee Capital Management are deleted and replaced with 3D/L Capital Management, LLC, 3D/L and 3D/L Capital Management, respectively.
3.	In the “Management - Sub-Adviser” section of the Prospectus the third paragraph is deleted in its entirety and replaced with the following:
3D/L (formerly, Lee Capital Management, LP) was established in 2014 and is registered with the SEC as a registered investment advisor under the Investment Advisors Act of 1940. 3D/L provides discretionary investment advisory services to separately managed accounts, pooled investment vehicles including an ERISA qualified collective investment trust and through sub-advisory relationships. 3D/L provides non-discretionary investment advisory services to registered investment advisers, corporations, institutions, individuals and other legal entities.

4.
In the “Management of the Trust - Sub-Adviser” section of the Statement of Additional Information the last two sentences of the first paragraph are deleted in their entirety and replaced with the following:

3D/L Capital Management (formerly, Lee Capital Management, LP) was established in 2014 and is registered with the SEC as a registered investment advisor under the Investment Advisors Act of 1940. 3D/L Capital Management provides discretionary investment advisory services to separately managed accounts, pooled investment vehicles including an ERISA qualified collective investment trust and through sub-advisory relationships. 3D/L Capital Management provides non-discretionary investment advisory services to registered investment advisers, corporations, institutions, individuals and other legal entities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.